Other Non-Current Assets	12 Months Ended
Mar. 31, 2024
Other Non Current Assets [Abstract]
Other Non-Current Assets	25) OTHER NON-CURRENT ASSETS

	As at March 31
Particulars	2023	2024
Prepaid expenses	53	85
Total	53	85